Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2026
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	2026	2025	2024
	£’000	£’000	£’000
Sponsorship	160,520	188,421	177,770
Retail, merchandising, apparel & products licensing revenue	156,809	144,853	125,106
Commercial	317,329	333,274	302,876
Domestic competitions	195,025	136,115	161,713
European competitions	6,078	31,084	53,812
Other	5,662	5,778	6,220
Broadcasting	206,765	172,977	221,745
Matchday	153,555	160,263	137,134
	677,649	666,514	661,755

Schedule of revenue derived from entities accounting for more than 10% of revenue

	2026	2025	2024
	£’000	£’000	£’000
Customer A	204,260	141,095	161,098
Customer B	86,218	87,877	90,051

Schedule of assets and liabilities related to contracts with customers

Current
contract assets –
accrued revenue
£’000
At 1 July 2024	39,778
Recognized in revenue during the year	19,528
Cash received/amounts invoiced during the year	(39,778)
At 30 June 2025	19,528
Recognized in revenue during the year	26,446
Cash received/amounts invoiced during the year	(18,811)
At 30 June 2026	27,163

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2024	(198,628)	(5,347)	(203,975)
Recognized in revenue during the year	198,628	—	198,628
Cash received/amounts invoiced during the year	(206,058)	—	(206,058)
Reclassified during the year	568	(568)	—
At 30 June 2025	(205,490)	(5,915)	(211,405)
Recognized in revenue during the year	205,490	—	205,490
Cash received/amounts invoiced during the year	(207,578)	—	(207,578)
Reclassified during the year	(3,236)	3,236	—
At 30 June 2026	(210,814)	(2,679)	(213,493)